U.S. GLOBAL INVESTORS FUNDS

497(J) CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), the undersigned hereby certifies as follows:

1.              This filing is made on behalf of U.S. Global Investors Funds (the “Registrant”).  Registrant’s 1933 Act No. is 002-35439 and Registrant’s 1940 Act No. is 811-01800.

2.              There are no material changes to the printed Prospectuses and Statements of Additional Information from the forms of the Prospectuses and Statements of Additional Information that were filed in Post-Effective Amendment No. 112 (“PEA No.112 ”) on May 1, 2013, pursuant to Rule 485(b) under the 1933 Act, for the following series and classes:

All American Equity Fund

Holmes Growth Fund

MegaTrends Fund (Investor Class and Institutional Class)

Gold and Precious Metals Fund

World Precious Minerals Fund (Investor Class and Institutional Class)

Global Resources Fund (Investor Class and Institutional Class)

Emerging Europe Fund

Global Emerging Markets Fund

China Region Fund

Tax Free Fund

Near-Term Tax Free Fund

U.S. Government Securities Savings Fund

U.S. Treasury Securities Cash Fund

3.              The text of PEA No. 113 has been filed electronically.

U.S. Global Investors Funds

/s/ James L. Love
By:	James L. Love
Chief Compliance Officer
& Deputy General Counsel